Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deductions for Fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%	0.80%	2.34%
COLORADO BONDSHARES A TAX EXEMPT FUND
Prospectus [Line Items]
Average Annual Return, Percent		0.23%	3.09%	4.05%
COLORADO BONDSHARES A TAX EXEMPT FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.30%)	2.95%	3.91%
COLORADO BONDSHARES A TAX EXEMPT FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.66%	3.24%	3.94%

[1]
The Bloomberg Municipal Bond Index is a benchmark for the US municipal bond market. It tracks the performance of long-term, tax‑exempt bonds denominated in US dollars. The index is made up of bonds issued by states, cities, counties, and districts. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.